FINANCIAL RISK MANAGEMENT - Narrative (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	$ 546	$ 461
Impact of 10% change in value of investments on Equity	55	46
Impact of 10% change in value of investments on Comprehensive Income	$ 55	$ 46